FINANCIAL INSTRUMENTS AND FAIR VALUE MEASURMENTS (Tables)	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Recurring Fair Value Measurements Using the Indicated Inputs:

	December 31, 2017	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap- asset position	$16,455	$--	$16,455	$--
Marketable securities held for sale	113,168	113,168	--	--
Foreign exchange forward and cylinders - liability position	(169)	--	(169)	--
Foreign exchange forward and cylinders - asset position	24	--	24	--
	$129,478	$113,168	$16,310	$--

	December 31, 2016	Quoted prices in active market for identical liability (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross currency swap- liability position	$67	$--	$67	$--
Foreign exchange forward and cylinders - liability position	976		976	--
	$1,043	$--	$1,043	$--

Schedule of Liabilities Measured on a Recurring Basis Using Significant Unobservable Inputs
Liabilities measured on a recurring basis using significant unobservable inputs (Level 3):

	Tower’s Israeli Banks Loans (including current maturities)	Others
As of January 1, 2016 - at fair value	$74,955	$--
principal repayment	(82,855)	--
Total changes in fair value recognized in earnings	7,900	--
As of December 31, 2016 - at fair value	$--	$--

Schedule of Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2017:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$98,998	$25	$(683)	$98,340
Non- U.S government bonds	2,730	--	(19)	2,711
Municipal bonds	11,950	15	(96)	11,869
Certificate of deposits	248	--	--	248
	$113,926	$40	$(798)	$113,168

Schedule of Maturities of Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2017 were as follows:

	Amortized cost	Estimated fair value
Due within one year	$7,688	$7,679
Due after one year through five years	106,238	105,489
	$113,926	$113,168

Schedule of Investments with Continuous Unrealized Losses
Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2017 were as indicated in the following tables:

	December 31, 2017
	Investment with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate debentures	$89,133	$(683)	$--	$--	$89,133	$(683)
Non- U.S government bonds	2,711	(19)	--	--	2,711	(19)
Municipal bonds	8,837	(96)	--	--	8,837	(96)
Total	$100,681	$(798)	$--	$--	$100,681	$(798)